CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Net loss	$ (13,753,564)	$ (8,739,881)
Add (deduct) items not affecting cash
Depreciation and amortization	127,436	129,690
Interest expense	0	25,374
Accretion expense	13,267	328,448
Share-based payments	892,057	291,272
Change in fair value of investments	235,807	0
Change in fair value of derivative liabilities and warrant liability	6,954,836	3,110,436
Loss on issuance of convertible debt	2,285,450	1,490,278
Unrealized foreign exchange loss (gain)	3,599,315	(1,646,071)
Unrealized loss on change in fair value of digital assets	1,244,943	718,827
Realized (gain) on sale of digital assets	(4,311)	(68,293)
Loss (gain) on settlement of debt	35,802	(185,130)
Changes in non-cash working capital balances
Finance receivables	0	414,189
Other receivables	22,529	99,417
Prepaid expenses and deposits	(60,893)	(75,309)
Inventory	665	23,386
Trade and other payables	(3,262,088)	(177,476)
Cash (used in) operating activities	(1,668,749)	(4,260,843)
Investing activities
Redemption of investments	0	1,181,499
Purchases of digital assets	(2,962,239)	(2,800,000)
Proceeds from sale of digital assets	68,980	268,293
Cash (used in) investing activities	(2,893,259)	(1,350,208)
Financing activities
Proceeds from issuance of shares, net	5,395,700	0
Proceeds from convertible debentures	2,733,109	2,667,404
Payment of lease obligation	(21,671)	(23,325)
Exercise of RSUs	(108,579)	0
Proceeds from share options exercised	0	45,887
Proceeds from RH loan	0	443,526
Repayment of Bitgo loan	(1,000,000)	0
Cash provided by financing activities	6,998,559	3,133,492
Net increase (decrease)	2,436,551	(2,477,559)
Cash and cash equivalents, beginning of the period	1,905,357	5,995,872
Cash and cash equivalents, end of the period	4,341,908	3,518,313
Non-cash transactions
Shares issued for debt	$ 839,896	$ 0